Income Taxes - Summary of Reconciliation of Unrecognized Tax Benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Uncertainties [Abstract]
Balance at January 1	$ 365	$ 684	$ 622
Additions for tax positions of the current year	9	9	18
Additions for tax positions of prior years	137	14	78
Reductions for tax positions of prior years	(41)	(78)	(17)
Settlements with tax authorities	(1)	(262)	(14)
Expiration of the statute of limitations	(4)	(2)	(3)
Balance as of December 31	$ 465	$ 365	$ 684